PGIM Quant Solutions Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Short-Term Investments 100.7%
U.S. Treasury Obligations(n) 89.0%
U.S. Treasury Bills	3.761%	07/13/23(k)	32,000	$31,679,692

U.S. Treasury Bills	4.677	11/02/23	18,500	18,049,592

U.S. Treasury Bills	4.756	11/02/23(bb)	10,500	10,244,363

Total U.S. Treasury Obligations (cost $60,085,444)				59,973,647

	Shares
Unaffiliated Fund 11.7%
Dreyfus Government Cash Management (Institutional Shares)(bb) (cost $7,858,903)	7,858,903	7,858,903

TOTAL INVESTMENTS 100.7% (cost $67,944,347)		67,832,550
Liabilities in excess of other assets(z) (0.7)%		(485,351)

Net Assets 100.0%		$67,347,199

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

LME—London Metal Exchange
PRI—Primary Rate Interface
RBOB—Reformulated Gasoline Blendstock for Oxygen Blending
ULSD—Ultra-Low Sulfur Diesel
WTI—West Texas Intermediate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:
Commodity Futures contracts outstanding at April 30, 2023(1):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
64	Brent Crude	Jul. 2023	$5,141,120	$(260,711)
51	Coffee ’C’	Jul. 2023	3,556,294	81,224
34	Copper	Jul. 2023	3,306,925	(110,507)

PGIM Quant Solutions Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Commodity Futures contracts outstanding at April 30, 2023(1) (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
129	Corn	Jul. 2023	$3,773,250	$(284,061)
51	Cotton No. 2	Jul. 2023	2,060,400	(68,219)
25	Gasoline RBOB	Jul. 2023	2,612,400	(220,464)
51	Gold 100 OZ	Jun. 2023	10,195,410	617,354
29	Hard Red Winter Wheat	Jul. 2023	1,125,563	(97,127)
37	Lean Hogs	Jun. 2023	1,357,160	(130,232)
12	Live Cattle	Jun. 2023	794,280	21,269
14	LME Lead	May 2023	754,250	10,730
13	LME Lead	Jul. 2023	698,425	16,870
8	LME Nickel	May 2023	1,163,352	(264,235)
3	LME Nickel	Jul. 2023	436,302	25,373
49	LME PRI Aluminum	May 2023	2,905,700	(246,964)
32	LME PRI Aluminum	Jul. 2023	1,883,800	13,126
54	LME Zinc	May 2023	3,571,763	(890,321)
50	LME Zinc	Jul. 2023	3,308,125	(164,803)
22	Low Sulphur Gas Oil	Jul. 2023	1,530,100	(152,919)
196	Natural Gas	Jul. 2023	5,052,880	176,132
11	NY Harbor ULSD	Jul. 2023	1,100,438	(102,923)
19	Silver	Jul. 2023	2,396,470	(7,107)
22	Soft Red Winter Wheat	Jul. 2023	697,125	(67,164)
66	Soybean	Jul. 2023	4,683,525	(204,007)
51	Soybean Meal	Jul. 2023	2,205,240	(69,585)
69	Soybean Oil	Jul. 2023	2,139,138	(132,595)
55	Sugar No. 11	Jul. 2023	1,623,160	195,205
80	WTI Crude	Jul. 2023	6,128,800	(299,627)
				(2,616,288)
Short Positions:
14	LME Lead	May 2023	754,250	(22,245)
1	LME Lead	Jul. 2023	53,725	(596)
8	LME Nickel	May 2023	1,163,352	(3,026)
1	LME Nickel	Jul. 2023	145,434	(686)
49	LME PRI Aluminum	May 2023	2,905,700	(25,318)
4	LME PRI Aluminum	Jul. 2023	235,475	178
54	LME Zinc	May 2023	3,571,763	218,350
3	LME Zinc	Jul. 2023	198,488	15,149
				181,806
				$(2,434,482)

PGIM Quant Solutions Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) (continued)
as of April 30, 2023

(1)	Represents positions held in the Cayman Subsidiary.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).